Segmentation of key figures (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,622	$ 12,781	$ 26,575	$ 25,312
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		5.00%
Net sales, change in %, cc	9.00%		8.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,825	$ 4,673	$ 9,612	$ 9,437
Net sales (in % of total net sales)	35.00%	37.00%	36.00%	37.00%
Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		2.00%
Net sales, change in %, cc	5.00%		5.00%
US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,881	$ 4,378	$ 9,333	$ 8,461
Net sales (in % of total net sales)	36.00%	34.00%	35.00%	33.00%
US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		10.00%
Net sales, change in %, cc	11.00%		10.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,813	$ 2,734	$ 5,489	$ 5,467
Net sales (in % of total net sales)	21.00%	21.00%	21.00%	22.00%
Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		0.00%
Net sales, change in %, cc	9.00%		8.00%
Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,103	$ 996	$ 2,141	$ 1,947
Net sales (in % of total net sales)	8.00%	8.00%	8.00%	8.00%
Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		10.00%
Net sales, change in %, cc	18.00%		17.00%
Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 9,961	$ 9,323	$ 19,284	$ 18,469
Net sales (in % of total net sales)	73.00%	73.00%	73.00%	73.00%
Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		4.00%
Net sales, change in %, cc	7.00%		6.00%
Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,661	$ 3,458	$ 7,291	$ 6,843
Net sales (in % of total net sales)	27.00%	27.00%	27.00%	27.00%
Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		7.00%
Net sales, change in %, cc	15.00%		15.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,243	$ 10,525	$ 21,813	$ 20,755
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Innovative Medicines | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		5.00%
Net sales, change in %, cc	9.00%		8.00%
Innovative Medicines | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,496	$ 3,481	$ 6,917	$ 7,010
Net sales (in % of total net sales)	31.00%	33.00%	32.00%	34.00%
Innovative Medicines | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	0.00%		(1.00%)
Net sales, change in %, cc	2.00%		2.00%
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,503	$ 3,967	$ 8,575	$ 7,642
Net sales (in % of total net sales)	40.00%	38.00%	39.00%	37.00%
Innovative Medicines | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%		12.00%
Net sales, change in %, cc	14.00%		12.00%
Innovative Medicines | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,418	$ 2,328	$ 4,717	$ 4,656
Net sales (in % of total net sales)	22.00%	22.00%	22.00%	22.00%
Innovative Medicines | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	4.00%		1.00%
Net sales, change in %, cc	10.00%		9.00%
Innovative Medicines | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 826	$ 749	$ 1,604	$ 1,447
Net sales (in % of total net sales)	7.00%	7.00%	7.00%	7.00%
Innovative Medicines | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%		11.00%
Net sales, change in %, cc	19.00%		19.00%
Innovative Medicines | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,276	$ 7,742	$ 15,954	$ 15,314
Net sales (in % of total net sales)	74.00%	74.00%	73.00%	74.00%
Innovative Medicines | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		4.00%
Net sales, change in %, cc	7.00%		6.00%
Innovative Medicines | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,967	$ 2,783	$ 5,859	$ 5,441
Net sales (in % of total net sales)	26.00%	26.00%	27.00%	26.00%
Innovative Medicines | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		8.00%
Net sales, change in %, cc	17.00%		16.00%
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,379	$ 2,256	$ 4,762	$ 4,557
Net sales (in % of total net sales)	100.00%	100.00%	100.00%	100.00%
Sandoz | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		4.00%
Net sales, change in %, cc	8.00%		8.00%
Sandoz | Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,329	$ 1,192	$ 2,695	$ 2,427
Net sales (in % of total net sales)	56.00%	53.00%	57.00%	53.00%
Sandoz | Europe [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		11.00%
Net sales, change in %, cc	13.00%		14.00%
Sandoz | US
Disclosure of operating segments [line items]
Net sales to third parties	$ 378	$ 411	$ 758	$ 819
Net sales (in % of total net sales)	16.00%	18.00%	16.00%	18.00%
Sandoz | US | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(8.00%)		(7.00%)
Net sales, change in %, cc	(8.00%)		(7.00%)
Sandoz | Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 395	$ 406	$ 772	$ 811
Net sales (in % of total net sales)	17.00%	18.00%	16.00%	18.00%
Sandoz | Asia/Africa/Australasia [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	(3.00%)		(5.00%)
Net sales, change in %, cc	4.00%		4.00%
Sandoz | Canada and Latin America [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 277	$ 247	$ 537	$ 500
Net sales (in % of total net sales)	11.00%	11.00%	11.00%	11.00%
Sandoz | Canada and Latin America [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%		7.00%
Net sales, change in %, cc	16.00%		11.00%
Sandoz | Established Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,685	$ 1,581	$ 3,330	$ 3,155
Net sales (in % of total net sales)	71.00%	70.00%	70.00%	69.00%
Sandoz | Established Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		6.00%
Net sales, change in %, cc	7.00%		8.00%
Sandoz | Emerging Growth Markets [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 694	$ 675	$ 1,432	$ 1,402
Net sales (in % of total net sales)	29.00%	30.00%	30.00%	31.00%
Sandoz | Emerging Growth Markets [member] | Change over period [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		2.00%
Net sales, change in %, cc	10.00%		8.00%